BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.0%
Alabama — 1.4%
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(a)	5.00	2/1/2031	1,000,000	1,047,939
Georgia — 3.3%
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A(a)	5.00	6/1/2032	1,000,000	1,052,192
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	12/1/2031	1,275,000	1,329,191
				2,381,383
Illinois — 2.9%
Chicago, GO, Refunding, Ser. A	5.00	1/1/2026	500,000	503,550
Chicago, GO, Refunding, Ser. A	5.00	1/1/2029	500,000	519,013
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	1,140,000	1,101,777
				2,124,340
Kentucky — 1.4%
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	1,000,000	999,208
New York — 3.1%
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. A1	5.00	11/1/2038	650,000	703,496
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	1,675,000	1,537,542
				2,241,038
Ohio — 1.1%
Cleveland, GO, Ser. A	3.00	12/1/2039	1,000,000	833,181
Pennsylvania — 85.0%
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2033	325,000	362,990
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2034	100,000	111,024
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2035	175,000	193,304
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2036	150,000	164,247
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2037	150,000	162,347
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2038	150,000	160,940
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.25	1/1/2039	250,000	271,940
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University) Ser. A	4.00	3/1/2037	1,000,000	958,434
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2030	1,000,000	1,037,663
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	7/15/2034	690,000	718,175
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2035	775,000	705,469
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2036	800,000	716,410
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2038	850,000	732,001
Chester County, GO	5.00	7/15/2040	1,000,000	1,063,321
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2038	600,000	569,108

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.0% (continued)
Pennsylvania — 85.0% (continued)
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2032	1,000,000	1,034,760
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2034	1,000,000	1,027,971
Council Rock School District, GO (Insured; State Aid Withholding) Ser. A	3.00	11/15/2036	700,000	616,261
Cumberland Valley School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2042	500,000	515,182
Cumberland Valley School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	12/1/2035	855,000	912,111
Dauphin County General Authority, Revenue Bonds, Refunding (Pinnacle Health Systems Project) Ser. A	5.00	6/1/2029	1,000,000	1,014,449
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000	903,682
Delaware Valley Regional Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2033	1,000,000	1,031,152
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	2/15/2027	500,000	509,438
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	4/1/2030	1,005,000	1,066,136
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2035	1,100,000	1,154,015
Lancaster County, GO, Refunding	5.00	11/1/2036	1,000,000	1,074,352
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2026	150,000	150,547
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2027	145,000	147,198
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2028	110,000	112,354
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2029	150,000	153,760
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2030	135,000	138,661
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2031	175,000	179,801
Lebanon School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/15/2031	500,000	504,671
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2035	1,000,000	1,031,165
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2036	1,105,000	1,137,793
Muhlenberg School District, GO (Insured; State Aid Withholding)	5.00	5/15/2036	200,000	215,053
Muhlenberg School District, GO (Insured; State Aid Withholding)	5.00	5/15/2037	455,000	484,493
Northampton County General Purpose Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. A1	5.00	8/15/2040	1,500,000	1,559,540
Pennsylvania, GO	3.00	5/15/2034	1,000,000	940,902
Pennsylvania, GO	5.00	8/15/2033	1,000,000	1,126,137
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2037	1,375,000	1,306,016
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Insured; Build America Mutual) Ser. AT-1(b)	5.00	6/15/2026	10,000	10,169
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2028	1,855,000	1,907,608
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2025	1,000,000	1,006,044

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.0% (continued)
Pennsylvania — 85.0% (continued)
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. 141A	5.75	10/1/2053	1,085,000	1,145,807
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. 143A	4.95	10/1/2038	1,265,000	1,290,740
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 2019-131A	3.50	4/1/2049	580,000	578,243
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	1,070,000	1,067,173
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	1,230,000	1,249,517
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2040	1,260,000	1,274,152
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA)(c)	1.95	12/1/2038	200,000	200,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2035	650,000	717,369
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	1,000,000	1,031,017
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,520,000	1,548,449
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (Children’s Hospital of Philadelphia)	4.00	7/1/2036	1,000,000	980,221
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (Children’s Hospital of Philadelphia) Ser. A	5.00	7/1/2045	1,500,000	1,552,558
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2027	850,000	883,080
Pittsburgh, GO, Refunding, Ser. A	3.00	9/1/2032	500,000	471,519
Pittsburgh, GO, Refunding, Ser. A	3.00	9/1/2033	325,000	301,581
Pittsburgh University, Revenue Bonds (University Capital Project) Ser. A	5.00	2/15/2034	1,750,000	1,965,296
Scranton, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	11/15/2030	915,000	977,984
Southeastern Pennsylvania Transportation Authority, Revenue Bonds	5.00	6/1/2038	1,000,000	1,069,759
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Revenue Bonds	5.00	12/15/2032	1,000,000	1,028,275
Swarthmore Borough Authority, Revenue Bonds (Swarthmore College)	5.00	9/15/2039	1,000,000	1,027,879
Swarthmore Borough Authority, Revenue Bonds, Refunding (Swarthmore College)	5.00	9/15/2045	1,030,000	1,069,488
Temple University-of The Commonwealth System of Higher Education, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	4/1/2034	550,000	615,962
Temple University-of The Commonwealth System of Higher Education, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	4/1/2035	500,000	561,126
The Pennsylvania State University, Revenue Bonds	5.00	9/1/2032	500,000	560,313
The Pennsylvania State University, Revenue Bonds	5.00	9/1/2033	425,000	478,729
The Pennsylvania State University, Revenue Bonds, Ser. A	5.00	9/1/2042	2,000,000	2,022,160
The Philadelphia School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2034	650,000	684,943
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2033	500,000	520,268
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	775,000	792,573
Tredyffrin Easttown School District, GO (Insured; State Aid Withholding)	5.00	2/15/2037	1,300,000	1,412,534
Upper Moreland Township School District, GO, Refunding (Insured; State Aid Withholding)	4.00	10/1/2033	610,000	614,747
West Chester Area School District, GO (Insured; State Aid Withholding)	4.00	5/15/2036	1,000,000	1,002,324
West Chester Area School District, GO, Refunding (Insured; State Aid Withholding)	2.00	3/15/2031	820,000	722,583
				62,317,163
U.S. Related — .8%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2030	100,000	105,874
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2033	100,000	107,011

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.0% (continued)
U.S. Related — 0.8% (continued)
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2037	100,000	105,525
Puerto Rico, Notes(c)	2.27	11/1/2051	512,832	264,749
				583,159
Total Investments (cost $75,339,758)			99.0%	72,527,411
Cash and Receivables (Net)			1.0%	759,915
Net Assets			100.0%	73,287,326

GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(c)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

See notes to statement of investments.

Statement of Investments
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

May 31, 2025 (Unaudited)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Municipal Securities	—	72,527,411	—	72,527,411
	—	72,527,411	—	72,527,411

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At May 31, 2025, accumulated net unrealized depreciation on investments was $2,812,347, consisting of $118,921 gross unrealized appreciation and $2,931,268 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.